Distribution Date:	11/18/21	UBS Commercial Mortgage Trust 2018-C15
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2018-C15

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone	(212) 713-8832
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas, | New York, NY 10019
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street,Suite 700 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street,Suite 700 | Overland Park, KS 66210
Principal Prepayment Detail	17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	18
			Don Simon	(203) 660-6100
Delinquency Loan Detail	19		375 North French Road,Suite 100 | Amherst, NY 14228
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22-23				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	24		9062 Old Annapolis Road, | Columbia, MD 21045
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	90278LAU3	3.321100%	20,496,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90278LAV1	4.142800%	62,148,000.00	37,322,630.90	330,676.96	128,850.16	0.00	0.00	459,527.12	36,991,953.94	32.28%	30.00%
A-SB	90278LAW9	4.197400%	34,111,000.00	34,111,000.00	0.00	119,314.59	0.00	0.00	119,314.59	34,111,000.00	32.28%	30.00%
A-3	90278LAX7	4.074600%	170,000,000.00	170,000,000.00	0.00	577,235.00	0.00	0.00	577,235.00	170,000,000.00	32.28%	30.00%
A-4	90278LAY5	4.340900%	165,779,000.00	165,779,000.00	0.00	599,691.72	0.00	0.00	599,691.72	165,779,000.00	32.28%	30.00%
A-S	90278LBB4	4.671800%	63,839,000.00	63,839,000.00	0.00	248,535.87	0.00	0.00	248,535.87	63,839,000.00	21.65%	20.13%
B	90278LBC2	4.922900%	30,708,000.00	30,708,000.00	0.00	125,977.01	0.00	0.00	125,977.01	30,708,000.00	16.54%	15.38%
C	90278LBD0	5.279622%	27,475,000.00	27,475,000.00	0.00	120,881.35	0.00	0.00	120,881.35	27,475,000.00	11.97%	11.13%
D	90278LAC3	5.279622%	8,456,000.00	8,456,000.00	0.00	37,203.74	0.00	0.00	37,203.74	8,456,000.00	10.56%	9.82%
D-RR	90278LAE9	5.279622%	21,444,000.00	21,444,000.00	0.00	94,346.85	0.00	0.00	94,346.85	21,444,000.00	6.99%	6.50%
E-RR	90278LAG4	5.279622%	7,273,000.00	7,273,000.00	0.00	31,998.91	0.00	0.00	31,998.91	7,273,000.00	5.78%	5.38%
F-RR	90278LAJ8	5.279622%	6,464,000.00	6,464,000.00	0.00	28,439.56	0.00	0.00	28,439.56	6,464,000.00	4.71%	4.38%
G-RR	90278LAL3	5.279622%	6,465,000.00	6,465,000.00	0.00	28,443.96	0.00	0.00	28,443.96	6,465,000.00	3.63%	3.38%
NR-RR*	90278LAN9	5.279622%	21,819,345.00	21,819,345.00	0.00	63,046.44	0.00	0.00	63,046.44	21,819,345.00	0.00%	0.00%
Z	90278LAQ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90278LAS8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			646,477,345.00	601,155,975.90	330,676.96	2,203,965.16	0.00	0.00	2,534,642.12	600,825,298.94

Notional Certificates
X-A	90278LAZ2	1.080072%	452,534,000.00	407,212,630.90	0.00	366,515.84	0.00	0.00	366,515.84	406,881,953.94
X-B	90278LBA6	0.407770%	122,022,000.00	122,022,000.00	0.00	41,464.14	0.00	0.00	41,464.14	122,022,000.00
Notional SubTotal			574,556,000.00	529,234,630.90	0.00	407,979.98	0.00	0.00	407,979.98	528,903,953.94

Deal Distribution Total					330,676.96	2,611,945.14	0.00	0.00	2,942,622.10

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90278LAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90278LAV1	600.54436024	5.32079809	2.07327927	0.00000000	0.00000000	0.00000000	0.00000000	7.39407736	595.22356214
A-SB	90278LAW9	1,000.00000000	0.00000000	3.49783325	0.00000000	0.00000000	0.00000000	0.00000000	3.49783325	1,000.00000000
A-3	90278LAX7	1,000.00000000	0.00000000	3.39550000	0.00000000	0.00000000	0.00000000	0.00000000	3.39550000	1,000.00000000
A-4	90278LAY5	1,000.00000000	0.00000000	3.61741668	0.00000000	0.00000000	0.00000000	0.00000000	3.61741668	1,000.00000000
A-S	90278LBB4	1,000.00000000	0.00000000	3.89316672	0.00000000	0.00000000	0.00000000	0.00000000	3.89316672	1,000.00000000
B	90278LBC2	1,000.00000000	0.00000000	4.10241663	0.00000000	0.00000000	0.00000000	0.00000000	4.10241663	1,000.00000000
C	90278LBD0	1,000.00000000	0.00000000	4.39968517	0.00000000	0.00000000	0.00000000	0.00000000	4.39968517	1,000.00000000
D	90278LAC3	1,000.00000000	0.00000000	4.39968543	0.00000000	0.00000000	0.00000000	0.00000000	4.39968543	1,000.00000000
D-RR	90278LAE9	1,000.00000000	0.00000000	4.39968523	0.00000000	0.00000000	0.00000000	0.00000000	4.39968523	1,000.00000000
E-RR	90278LAG4	1,000.00000000	0.00000000	4.39968514	0.00000000	0.00000000	0.00000000	0.00000000	4.39968514	1,000.00000000
F-RR	90278LAJ8	1,000.00000000	0.00000000	4.39968441	0.00000000	0.00000000	0.00000000	0.00000000	4.39968441	1,000.00000000
G-RR	90278LAL3	1,000.00000000	0.00000000	4.39968445	0.00000000	0.00000000	0.00000000	0.00000000	4.39968445	1,000.00000000
NR-RR	90278LAN9	1,000.00000000	0.00000000	2.88947445	1.51021032	14.71502651	0.00000000	0.00000000	2.88947445	1,000.00000000
Z	90278LAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90278LAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90278LAZ2	899.84980333	0.00000000	0.80991890	0.00000000	0.00000000	0.00000000	0.00000000	0.80991890	899.11908042
X-B	90278LBA6	1,000.00000000	0.00000000	0.33980872	0.00000000	0.00000000	0.00000000	0.00000000	0.33980872	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	10/01/21 - 10/30/21	30	0.00	128,850.16	0.00	128,850.16	0.00	0.00	0.00	128,850.16	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	119,314.59	0.00	119,314.59	0.00	0.00	0.00	119,314.59	0.00
A-3	10/01/21 - 10/30/21	30	0.00	577,235.00	0.00	577,235.00	0.00	0.00	0.00	577,235.00	0.00
A-4	10/01/21 - 10/30/21	30	0.00	599,691.72	0.00	599,691.72	0.00	0.00	0.00	599,691.72	0.00
X-A	10/01/21 - 10/30/21	30	0.00	366,515.84	0.00	366,515.84	0.00	0.00	0.00	366,515.84	0.00
X-B	10/01/21 - 10/30/21	30	0.00	41,464.14	0.00	41,464.14	0.00	0.00	0.00	41,464.14	0.00
A-S	10/01/21 - 10/30/21	30	0.00	248,535.87	0.00	248,535.87	0.00	0.00	0.00	248,535.87	0.00
B	10/01/21 - 10/30/21	30	0.00	125,977.01	0.00	125,977.01	0.00	0.00	0.00	125,977.01	0.00
C	10/01/21 - 10/30/21	30	0.00	120,881.35	0.00	120,881.35	0.00	0.00	0.00	120,881.35	0.00
D	10/01/21 - 10/30/21	30	0.00	37,203.74	0.00	37,203.74	0.00	0.00	0.00	37,203.74	0.00
D-RR	10/01/21 - 10/30/21	30	0.00	94,346.85	0.00	94,346.85	0.00	0.00	0.00	94,346.85	0.00
E-RR	10/01/21 - 10/30/21	30	0.00	31,998.91	0.00	31,998.91	0.00	0.00	0.00	31,998.91	0.00
F-RR	10/01/21 - 10/30/21	30	0.00	28,439.56	0.00	28,439.56	0.00	0.00	0.00	28,439.56	0.00
G-RR	10/01/21 - 10/30/21	30	0.00	28,443.96	0.00	28,443.96	0.00	0.00	0.00	28,443.96	0.00
NR-RR	10/01/21 - 10/30/21	30	286,858.35	95,998.25	0.00	95,998.25	32,951.80	0.00	0.00	63,046.44	321,072.24
Totals			286,858.35	2,644,896.95	0.00	2,644,896.95	32,951.80	0.00	0.00	2,611,945.14	321,072.24

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	2,942,622.10
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,655,180.62	Master Servicing Fee	2,896.60
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,849.58
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	258.83
ARD Interest	0.00	Operating Advisor Fee	1,123.33
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	155.30
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,655,180.62	Total Fees	10,283.64

Principal		Expenses/Reimbursements
Scheduled Principal	330,676.96	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	2,160.14
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	30,791.67
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	330,676.96	Total Expenses/Reimbursements	32,951.81

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,611,945.14
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	330,676.96
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,942,622.10
Total Funds Collected	2,985,857.58	Total Funds Distributed	2,985,857.55

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	601,155,976.22	601,155,976.22	Beginning Certificate Balance	601,155,975.90
(-) Scheduled Principal Collections	330,676.96	330,676.96	(-) Principal Distributions	330,676.96
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	600,825,299.26	600,825,299.26	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	601,267,055.15	601,267,055.15	Ending Certificate Balance	600,825,298.94
Ending Actual Collateral Balance	600,940,880.27	600,940,880.27

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.32)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.32)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.28%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	12,851,322.59	2.14%	54	5.7336	NAP	Defeased	2	12,851,322.59	2.14%	54	5.7336	NAP
5,000,000 or less	11	47,986,888.76	7.99%	84	5.3049	1.288040	1.30 or less	11	115,843,364.98	19.28%	85	5.5799	0.157604
5,000,001 to 10,000,000	9	77,069,561.41	12.83%	84	5.2877	0.355465	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	11	141,959,183.56	23.63%	85	5.2812	1.495852	1.41 to 1.50	4	45,320,622.58	7.54%	85	5.3294	1.433779
15,000,001 to 20,000,000	8	142,453,342.94	23.71%	76	5.3190	1.748092	1.51 to 1.60	6	69,509,371.29	11.57%	84	5.1389	1.566818
20,000,001 to 25,000,000	1	20,475,000.00	3.41%	85	4.7000	2.200000	1.61 to 1.70	6	81,016,794.73	13.48%	84	5.5093	1.637285
25,000,001 to 30,000,000	3	90,000,000.00	14.98%	84	4.7724	1.786667	1.71 to 1.80	6	117,180,000.00	19.50%	84	5.0074	1.738288
30,000,001 to 35,000,000	2	68,030,000.00	11.32%	54	4.5963	2.608601	1.81 to 1.90	3	17,147,768.22	2.85%	83	5.0224	1.848376
35,000,001 to 45,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	1	30,000,000.00	4.99%	85	4.4025	1.910000
45,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	5	46,341,332.02	7.71%	85	4.9746	2.125831
Totals	47	600,825,299.26	100.00%	78	5.1290	1.586657	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
							2.51 or greater	3	65,614,722.85	10.92%	35	4.2822	3.320731
							Totals	47	600,825,299.26	100.00%	78	5.1290	1.586657
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	12,851,322.59	2.14%	54	5.7336	NAP	New Mexico	2	342,493.83	0.06%	84	4.8851	1.896341
Alabama	4	17,082,491.56	2.84%	84	5.6981	1.246866	New York	4	17,187,892.34	2.86%	77	4.8567	1.866944
Arizona	3	755,426.73	0.13%	84	5.7000	1.620000	North Carolina	3	11,392,207.83	1.90%	85	5.3844	1.292092
Arkansas	2	626,496.09	0.10%	84	5.7000	1.620000	Ohio	25	31,310,004.72	5.21%	59	4.7161	2.565300
California	4	67,108,750.66	11.17%	85	4.8945	1.703170	Oklahoma	5	1,320,271.27	0.22%	84	5.7000	1.620000
Colorado	3	2,458,217.35	0.41%	36	4.4226	3.077386	Pennsylvania	3	228,838.56	0.04%	84	4.5500	2.010000
Connecticut	3	15,065,715.20	2.51%	85	5.1950	1.352750	South Carolina	19	9,961,966.65	1.66%	85	5.5388	1.554343
Delaware	1	10,000,000.00	1.66%	81	4.2775	1.580000	Tennessee	14	4,526,452.85	0.75%	71	5.2579	2.050775
Florida	44	41,614,137.41	6.93%	84	5.4950	1.462097	Texas	52	83,448,805.77	13.89%	64	4.6507	2.398445
Georgia	18	26,017,968.76	4.33%	85	5.3350	2.178208	Utah	1	6,512,802.41	1.08%	84	5.4460	1.580000
Illinois	31	25,195,843.68	4.19%	79	5.4205	1.504629	Virginia	6	13,250,778.28	2.21%	85	5.5583	1.524736
Indiana	17	15,222,560.45	2.53%	80	5.2279	1.745336	Washington	2	19,000,000.00	3.16%	84	5.2180	1.450000
Iowa	2	1,485,287.49	0.25%	84	5.1941	1.700902	Wisconsin	6	4,358,216.45	0.73%	83	5.0129	1.734118
Kansas	2	4,964,146.15	0.83%	84	5.8802	(0.112542)	Totals	315	600,825,299.26	100.00%	78	5.1290	1.586657
Kentucky	4	1,053,981.81	0.18%	84	5.7000	1.620000
									Property Type³
Louisiana	1	1,195,793.23	0.20%	84	5.4460	1.580000
Maryland	5	35,034,296.43	5.83%	83	5.2165	1.073059		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Michigan	5	19,707,687.71	3.28%	85	5.6406	1.216524		Properties	Balance	Agg. Bal.			DSCR¹
Minnesota	2	1,116,467.81	0.19%	83	5.0196	1.707011	Defeased	2	12,851,322.59	2.14%	54	5.7336	NAP
Mississippi	3	2,929,350.00	0.49%	25	4.1398	3.400000	Industrial	14	83,819,406.75	13.95%	84	4.9933	1.718475
Missouri	10	49,926,785.42	8.31%	83	5.0338	1.756089	Lodging	8	90,863,463.14	15.12%	84	5.6422	(0.048864)
Nebraska	3	13,576,477.65	2.26%	84	5.2308	1.581698	Mixed Use	23	9,427,594.75	1.57%	84	5.7000	1.620000
Nevada	2	8,894,881.72	1.48%	73	4.8663	2.156711	Multi-Family	4	42,185,875.59	7.02%	85	5.2316	1.624468
New Hampshire	1	100,482.18	0.02%	84	5.7000	1.620000	Office	153	106,238,568.55	17.68%	85	5.1539	1.864870
New Jersey	1	24,000,000.00	3.99%	85	5.4815	(2.420000)	Other	1	8,000,000.00	1.33%	82	4.9510	1.680000
							Retail	45	188,289,067.66	31.34%	84	5.1276	1.618466
							Self Storage	65	59,150,000.00	9.84%	29	4.2212	3.282832
							Totals	315	600,825,299.26	100.00%	78	5.1290	1.586657

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	12,851,322.59	2.14%	54	5.7336	NAP	Defeased	2	12,851,322.59	2.14%	54	5.7336	NAP
	4.5000% or less	4	95,000,000.00	15.81%	50	4.2372	2.737895	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7000%	2	24,640,000.00	4.10%	85	4.6746	2.167884	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7001% to 4.9000%	1	12,903,700.37	2.15%	85	4.8400	1.600000	25 months to 36 months	38	515,007,315.17	85.72%	78	5.1335	1.594551
	4.9001% to 5.1000%	10	148,792,491.07	24.76%	84	4.9989	1.831661	37 months to 48 months	7	72,966,661.50	12.14%	82	4.9906	1.544248
	5.1001% to 5.3000%	7	81,680,301.03	13.59%	85	5.2185	1.634679	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	5.3001% to 5.5000%	8	76,367,980.28	12.71%	85	5.4332	0.222691	Totals	47	600,825,299.26	100.00%	78	5.1290	1.586657
	5.5001% to 5.7000%	10	129,721,315.06	21.59%	84	5.6372	1.282149
	5.7001% or greater	3	18,868,188.86	3.14%	84	5.9121	0.547719
	Totals	47	600,825,299.26	100.00%	78	5.1290	1.586657
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	12,851,322.59	2.14%	54	5.7336	NAP	Defeased	2	12,851,322.59	2.14%	54	5.7336	NAP
	60 months or less	2	55,000,000.00	9.15%	25	4.1398	3.400000	Interest Only	15	242,820,000.00	40.41%	71	4.7358	1.739022
	61 months or greater	43	532,973,976.67	88.71%	84	5.2165	1.401352	299 months or less	4	36,637,165.28	6.10%	85	5.4973	1.593091
	Totals	47	600,825,299.26	100.00%	78	5.1290	1.586657	300 months to 350 months	26	308,516,811.39	51.35%	84	5.3696	1.469121
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	47	600,825,299.26	100.00%	78	5.1290	1.586657
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	12,851,322.59	2.14%	54	5.7336	NAP				None
Underwriter's Information		4	87,030,000.00	14.49%	84	5.0450	1.680031
	12 months or less	41	500,943,976.67	83.38%	78	5.1281	1.572373
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	600,825,299.26	100.00%	78	5.1290	1.586657
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30501930	SS	Various	Various	Actual/360	4.140%	124,768.07	0.00	0.00	N/A	12/06/23	--	35,000,000.00	35,000,000.00	11/06/21
1A3	30501932				Actual/360	4.140%	71,296.04	0.00	0.00	N/A	12/06/23	--	20,000,000.00	20,000,000.00	11/06/21
2A4	30501770	Various Various		Various	Actual/360	5.700%	94,484.58	21,595.51	0.00	N/A	11/06/28	--	19,249,829.76	19,228,234.25	11/06/21
2A5	30501771				Actual/360	5.700%	94,484.58	21,595.51	0.00	N/A	11/06/28	--	19,249,829.76	19,228,234.25	11/06/21
2A6	30501772				Actual/360	5.700%	70,863.44	16,196.62	0.00	N/A	11/06/28	--	14,437,372.59	14,421,175.97	11/06/21
3A2A1	30315472	RT	St Louis	MO	Actual/360	4.997%	129,083.25	0.00	0.00	N/A	11/01/28	--	30,000,000.00	30,000,000.00	11/01/21
3A2A3	30315474				Actual/360	4.997%	64,541.62	0.00	0.00	N/A	11/01/28	--	15,000,000.00	15,000,000.00	11/01/21
4A21	30315461	IN	Various	Various	Actual/360	4.918%	127,048.33	0.00	0.00	10/06/28	10/06/33	--	30,000,000.00	30,000,000.00	11/06/21
4A22	30315462				Actual/360	4.918%	21,174.72	0.00	0.00	10/06/28	10/06/33	--	5,000,000.00	5,000,000.00	11/06/21
5A1	30315521	IN	Various	Various	Actual/360	5.080%	144,487.90	0.00	0.00	N/A	11/06/28	--	33,030,000.00	33,030,000.00	11/06/21
6	30501982	OF	Palo Alto	CA	Actual/360	4.402%	113,731.25	0.00	0.00	N/A	12/06/28	--	30,000,000.00	30,000,000.00	11/06/21
8A1	30501920	LO	Princeton	NJ	Actual/360	5.481%	47,201.81	0.00	0.00	N/A	12/06/28	--	10,000,000.00	10,000,000.00	07/06/20
8A2	30501921				Actual/360	5.481%	47,201.81	0.00	0.00	N/A	12/06/28	--	10,000,000.00	10,000,000.00	07/06/20
8A3	30501922				Actual/360	5.481%	18,880.72	0.00	0.00	N/A	12/06/28	--	4,000,000.00	4,000,000.00	07/06/20
9	30315523	RT	San Antonio	TX	Actual/360	4.700%	82,866.88	0.00	0.00	N/A	12/01/28	--	20,475,000.00	20,475,000.00	11/01/21
10	30315524	MF	Olympia	WA	Actual/360	5.218%	85,372.28	0.00	0.00	N/A	11/06/28	--	19,000,000.00	19,000,000.00	11/06/21
11	30501881	OF	Van Nuys	CA	Actual/360	5.168%	76,885.24	21,604.75	0.00	N/A	12/06/28	--	17,275,048.63	17,253,443.88	11/06/21
12	30501977	LO	Warren	MI	Actual/360	5.646%	79,605.99	28,144.81	0.00	N/A	12/06/28	--	16,373,656.09	16,345,511.28	11/06/21
13	30501711	LO	Orange Beach	AL	Actual/360	5.698%	80,282.47	18,364.06	0.00	N/A	11/06/28	--	16,362,100.72	16,343,736.66	11/06/21
14	30501734	RT	Various	Various	Actual/360	5.446%	70,670.49	15,401.37	0.00	N/A	11/06/28	--	15,069,583.99	15,054,182.62	11/06/21
15	30315525	LO	Laurel	MD	Actual/360	5.530%	69,115.76	16,904.81	0.00	N/A	11/06/28	--	14,514,188.86	14,497,284.05	11/06/21
16	30315526	RT	Various	Various	Actual/360	5.430%	67,453.37	17,057.37	0.00	N/A	12/06/28	--	14,425,955.94	14,408,898.57	11/06/21
17	30315527	IN	Houston	TX	Actual/360	4.840%	53,851.88	17,304.71	0.00	N/A	12/01/28	--	12,921,005.08	12,903,700.37	11/01/21
18	30315273	RT	Gretna	NE	Actual/360	5.210%	58,323.06	0.00	0.00	N/A	11/01/28	--	13,000,000.00	13,000,000.00	11/01/21
19	30501913	MF	Kent	OH	Actual/360	5.191%	56,992.85	0.00	0.00	N/A	12/06/28	--	12,750,000.00	12,750,000.00	11/06/21
20	30315528	RT	St Charles	IL	Actual/360	5.505%	58,843.64	12,510.07	0.00	N/A	11/06/28	--	12,413,179.08	12,400,669.01	11/06/21
21	30315529	RT	Manchester	CT	Actual/360	5.280%	52,472.50	14,015.10	0.00	N/A	01/01/29	--	11,540,872.25	11,526,857.15	11/01/21
22	30315530	OF	Atlanta	GA	Actual/360	5.020%	45,972.49	20,217.93	0.00	N/A	12/01/28	--	10,634,940.78	10,614,722.85	11/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
23	30501856	MF	San Rafael	CA	Actual/360	5.306%	47,740.08	12,689.83	0.00	N/A	12/06/28	--	10,448,565.42	10,435,875.59	11/06/21
24	30501713	LO	Miami Beach	FL	Actual/360	5.970%	51,408.33	0.00	0.00	N/A	10/06/28	--	10,000,000.00	10,000,000.00	11/06/21
25	30315531	RT	Newark	DE	Actual/360	4.277%	36,834.03	0.00	0.00	N/A	08/01/28	--	10,000,000.00	10,000,000.00	11/01/21
26A4	30315532	RT	Silver Spring	MD	Actual/360	5.010%	21,522.00	5,349.65	0.00	N/A	08/06/28	--	4,988,680.40	4,983,330.75	11/06/21
26A5	30315533				Actual/360	5.010%	21,522.00	5,349.65	0.00	N/A	08/06/28	--	4,988,680.40	4,983,330.75	11/06/21
27	30501978	RT	Oroville	CA	Actual/360	5.504%	44,695.92	10,972.00	0.00	N/A	12/06/28	--	9,430,403.19	9,419,431.19	10/06/21
29	30315535	98	Bronx	NY	Actual/360	4.951%	34,106.89	0.00	0.00	N/A	09/05/28	--	8,000,000.00	8,000,000.00	11/05/21
30	30501858	RT	Sparks	NV	Actual/360	5.040%	31,204.25	9,239.54	0.00	N/A	12/06/28	--	7,190,346.26	7,181,106.72	11/06/21
31	30315536	RT	Hinesville	GA	Actual/360	5.440%	30,322.19	7,637.05	0.00	N/A	12/01/28	--	6,472,952.85	6,465,315.80	11/01/21
32	30315537	SS	Nacogdoches	TX	Actual/360	5.880%	33,418.00	0.00	0.00	N/A	12/01/23	--	6,600,000.00	6,600,000.00	11/01/21
33	30501842	OF	Palm Coast	FL	Actual/360	5.579%	30,066.63	7,162.48	0.00	N/A	12/06/28	--	6,258,485.07	6,251,322.59	11/06/21
34	30315538	RT	Asheville	NC	Actual/360	5.430%	28,105.57	7,107.24	0.00	N/A	12/06/28	--	6,010,814.94	6,003,707.70	11/06/21
35	30501823	LO	Oakwood	GA	Actual/360	5.656%	24,155.24	8,574.02	0.00	N/A	11/06/28	--	4,959,906.04	4,951,332.02	11/06/21
36	30501703	LO	Derby	KS	Actual/360	5.889%	24,005.05	7,872.53	0.00	N/A	11/06/28	--	4,733,471.66	4,725,599.13	10/06/20
37	30501903	RT	Marion	VA	Actual/360	5.798%	20,706.08	4,519.37	0.00	N/A	12/06/28	--	4,147,109.10	4,142,589.73	11/06/21
38	30315540	Various Various		Various	Actual/360	4.550%	16,318.70	0.00	0.00	N/A	11/01/28	--	4,165,000.00	4,165,000.00	11/01/21
39	30501919	SS	Mount Airy	NC	Actual/360	5.300%	18,940.14	0.00	0.00	N/A	12/06/28	--	4,150,000.00	4,150,000.00	11/06/21
40	30315543	OF	Bradenton	FL	Actual/360	5.290%	18,221.11	0.00	0.00	N/A	12/06/28	--	4,000,000.00	4,000,000.00	11/06/21
41	30315544	IN	Marshall	MI	Actual/360	5.600%	13,931.39	3,290.98	0.00	N/A	12/01/28	--	2,888,997.36	2,885,706.38	11/01/21
Totals							2,655,180.62	330,676.96	0.00				601,155,976.22	600,825,299.26
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	15,949,115.40	15,416,308.18	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3	15,949,115.40	15,416,308.18	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A4	21,474,637.91	21,492,169.84	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A5	21,474,637.91	21,492,169.84	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A6	21,474,637.91	21,492,169.84	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2A1	21,812,524.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2A3	21,812,524.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A21	12,237,207.77	12,451,816.23	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A22	12,237,207.77	12,451,816.23	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	6,705,868.38	6,737,170.08	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,645,469.20	2,689,183.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A1	(3,583,662.96)	(1,275,960.00)	01/01/21	05/31/21	--	0.00	0.00	47,057.40	742,708.95	460,486.71	0.00
8A2	(3,583,662.96)	(1,275,960.00)	01/01/21	05/31/21	--	0.00	0.00	47,057.40	742,708.95	0.00	0.00
8A3	(3,583,662.96)	(1,275,960.00)	01/01/21	05/31/21	--	0.00	0.00	18,822.96	297,083.58	0.00	0.00
9	2,272,790.69	2,255,061.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,620,508.65	1,673,331.86	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,176,052.43	2,933,715.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	927,830.53	1,656,447.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,419,289.28	1,602,124.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,641,376.75	3,747,366.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	270,540.18	164,396.09	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,678,899.41	1,668,664.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,617,167.91	1,587,901.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	6,112,118.33	1,612,222.42	01/01/21	03/31/21	09/13/21	0.00	0.00	0.00	0.00	0.00	0.00
19	1,431,605.77	1,443,943.54	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,269,696.00	932,220.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,052,524.52	1,044,785.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,675,830.17	2,459,135.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	928,567.30	1,034,494.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,800,025.52	461,664.75	01/01/21	03/31/21	08/11/21	0.00	0.00	0.00	0.00	0.00	0.00
25	41,249,183.40	38,338,536.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26A4	6,074,303.03	6,849,579.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26A5	6,074,303.03	6,849,579.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	918,849.09	1,003,646.21	01/01/21	06/30/21	--	0.00	0.00	55,647.62	55,647.62	0.00	0.00
29	718,982.51	680,212.19	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	996,825.19	971,936.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	507,615.16	714,533.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	498,747.52	441,289.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	525,542.95	862,366.71	10/10/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	379,866.18	(28,046.40)	01/01/21	07/31/21	10/12/21	426,131.77	4,250.60	29,649.08	410,026.43	118,058.17	0.00
37	520,206.00	513,518.98	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	5,086,567.65	5,177,580.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	351,614.47	399,728.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	486,577.82	511,527.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	416,052.47	396,935.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	260,722,018.66	215,771,633.20				426,131.77	4,250.60	198,234.46	2,248,175.53	578,544.88	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	0	0.00	4	28,725,599.13	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.129005%	5.109141%	78
10/18/21	0	0.00	0	0.00	4	28,733,471.66	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.129177%	5.109312%	79
09/17/21	0	0.00	1	13,000,000.00	4	28,742,076.31	3	24,000,000.00	0	0.00	0	0.00	0	0.00	1	7,807,024.87	5.129370%	5.109504%	80
08/17/21	2	23,000,000.00	0	0.00	4	28,749,865.70	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.139918%	5.120090%	81
07/16/21	0	0.00	0	0.00	5	38,757,615.78	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.140098%	5.120269%	82
06/17/21	2	10,000,000.00	0	0.00	5	38,766,102.52	0	0.00	0	0.00	1	16,439,796.82	0	0.00	0	0.00	5.140300%	5.120470%	83
05/17/21	0	0.00	0	0.00	6	51,773,770.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.140477%	5.120646%	84
04/16/21	1	7,859,347.76	0	0.00	6	51,782,178.52	0	0.00	0	0.00	1	14,620,562.21	0	0.00	0	0.00	5.140676%	5.120844%	85
03/17/21	0	0.00	1	14,636,882.76	6	51,789,765.56	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.140851%	5.121019%	86
02/18/21	1	14,659,849.69	0	0.00	6	51,799,657.99	4	0.00	0	0.00	1	12,522,450.61	0	0.00	4	27,000,000.00	5.141096%	5.121261%	87
01/15/21	1	6,327,171.67	1	4,807,156.84	5	47,000,000.00	4	27,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.129470%	5.109765%	88
12/17/20	5	31,814,617.85	0	0.00	5	47,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.129641%	5.109934%	89
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8A1	30501920	07/06/20	15	6	47,057.40	742,708.95	648,556.27	10,000,000.00	09/02/20	1		01/15/21
8A2	30501921	07/06/20	15	6	47,057.40	742,708.95	0.00	10,000,000.00	09/02/20	1		01/15/21
8A3	30501922	07/06/20	15	6	18,822.96	297,083.58	0.00	4,000,000.00	09/02/20	1		01/15/21
27	30501978	10/06/21	0	B	55,647.62	55,647.62	0.00	9,430,403.19
36	30501703	10/06/20	12	6	29,649.08	410,026.43	275,090.10	4,830,208.14	06/08/20	13
Totals					198,234.46	2,248,175.53	923,646.37	38,260,611.33
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		61,600,000	61,600,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		539,225,299	510,499,700	4,725,599		24,000,000

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	600,825,299	572,099,700	0	0	28,725,599	0
Oct-21	601,155,976	572,422,505	0	0	28,733,472	0
Sep-21	601,525,396	559,783,319	0	13,000,000	28,742,076	0
Aug-21	609,659,832	557,909,966	23,000,000	0	28,749,866	0
Jul-21	609,987,695	571,230,080	0	0	38,757,616	0
Jun-21	610,354,356	561,588,253	10,000,000	0	38,766,103	0
May-21	610,678,960	558,905,190	0	0	51,773,771	0
Apr-21	611,042,481	551,400,955	7,859,348	0	51,782,179	0
Mar-21	611,363,857	544,937,208	0	14,636,883	51,789,766	0
Feb-21	611,805,388	545,345,881	14,659,850	0	51,799,658	0
Jan-21	639,123,183	553,988,854	6,327,172	4,807,157	47,000,000	27,000,000
Dec-20	639,439,487	560,624,869	31,814,618	0	47,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A1	30501930	35,000,000.00	35,000,000.00	326,000,000.00	--	14,982,290.18	3.40000	03/31/21	12/06/23	I/O
1A3	30501932	20,000,000.00	20,000,000.00	326,000,000.00	--	14,982,290.18	3.40000	03/31/21	12/06/23	I/O
8A1	30501920	10,000,000.00	10,000,000.00	27,300,000.00	08/16/21	(1,345,909.97)	(2.42000)	05/31/21	12/06/28	I/O
8A2	30501921	10,000,000.00	10,000,000.00	27,300,000.00	08/16/21	(1,345,909.97)	(2.42000)	05/31/21	12/06/28	I/O
8A3	30501922	4,000,000.00	4,000,000.00	27,300,000.00	08/16/21	(1,345,909.97)	(2.42000)	05/31/21	12/06/28	I/O
18	30315273	13,000,000.00	13,000,000.00	89,400,000.00	06/30/21	1,487,287.42	1.58000	03/31/21	11/01/28	324
24	30501713	10,000,000.00	10,000,000.00	47,800,000.00	05/25/21	316,108.00	0.49000	03/31/21	10/06/28	324
36	30501703	4,725,599.13	4,830,208.14	5,500,000.00	02/12/21	(76,293.06)	(0.20000)	07/31/21	11/06/28	263
Totals		106,725,599.13	106,830,208.14	876,600,000.00		27,653,952.81

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1A1	30501930	SS	Various	06/18/21	98

10.12.2021: The loan was transferred to Special Servicing as a result of the Borrower filing bankruptcy on 6/17/2021.This was the Borrowers action to stay the Mezz Lenders enforcement action. There has been a cash collateral order entered that will al low the Senior Lender to be kept current during the bankruptcy proceedings. Midland will continue to monitor the bankruptcy and work on making sure that the Senior Lenders position is not negatively impacted by the bankruptcy.

1A3	30501932	Various	Various	06/18/21	98

10.12.2021: The loan was transferred to Special Servicing as a result of the Borrower filing bankruptcy on 6/17/2021.This was the Borrowers action to stay the Mezz Lenders enforcement action. There has been a cash collateral order entered that will al low the Senior Lender to be kept current during the bankruptcy proceedings. Midland will continue to monitor the bankruptcy and work on making sure that the Senior Lenders position is not negatively impacted by the bankruptcy.

8A1	30501920	LO	NJ	09/02/20	1

COVID Relief. 10/11/21: Subject pari passu loan transferred to special servicer 9/3/20 due to imminent default. Loan is currently due for the 8/6/20 loan payment. Collateral consists of the 302 key Princeton Marriott at Forrestal located in

	Princeton, NJ. Borrower has submitted a request for relief and forbearance terms have been reached. Judicial foreclosure has also been filed to dual track the resolution.

8A2	30501921	Various	Various	09/02/20	1

COVID Relief. 10/11/21: Subject pari passu loan transferred to special servicer 9/3/20 due to imminent default. Loan is currently due for the 8/6/20 loan payment. Collateral consists of the 302 key Princeton Marriott at Forrestal located in

	Princeton, NJ. Borrower has submitted a request for relief and forbearance terms have been reached. Judicial foreclosure has also been filed to dual track the resolution.

8A3	30501922	Various	Various	09/02/20	1

COVID Relief. 10/11/21: Subject pari passu loan transferred to special servicer 9/3/20 due to imminent default. Loan is currently due for the 8/6/20 loan payment. Collateral consists of the 302 key Princeton Marriott at Forrestal located in

	Princeton, NJ. Borrower has submitted a request for relief and forbearance terms have been reached. Judicial foreclosure has also been filed to dual track the resolution.

18	30315273	RT	NE	05/15/20	98

11/12/2021 - The Loan recently transferred for Imminent Monetary Default at borrower''s request as a result of the Covid-19 pandemic. A pre-negotiation letter has been executed. Borrower requested that certain reserve funds be made available to them. Sp ecial Servicer has received approval and has engaged counsel to document the request and bring the loan current. Draft consent documents have been delivered to Borrower''s counsel for review. Borrower has brought the Loan

	current through May. Borrower has submitted a deferral request which Special Servicer is evaluating. Special Servicer is working with Borrower to implement Cash Management due to low DSCR.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
24	30501713	LO	FL	05/15/20	98

11/12/2021 - The loan was transferred due to Imminent Monetary Default. The Borrower has sought a third-party consultant to represent them. The Borrower and special servicer executed a reinstated agreement as of June 2021. Special servicer is monitoring p erformance with reinstatement and working towards returning loan to the master servicer.

36	30501703	LO	KS	06/08/20	13

10/5/21 - This loan was transferred to the Special Servicer on 6/8/2020 for payment default. The collateral is a 3-story, 63-room Hampton Inn in Derby, KS, which is located southeast of Wichita. Legal counsel has finalized a stipulation to foreclosure ag reement. Sponsor is cooperating with a receivership sale and possible DIL or uncontested foreclosure on this asset. Receiver has taken control of the property as of 8/25/2020

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
13	30501711	16,702,716.89	5.69800%	16,702,716.89	5.69800%	10	04/29/20	04/29/20	05/06/20
13	30501711	0.00	5.69800%	0.00	5.69800%	8	05/21/21	05/20/21	06/01/21
15	30315525	14,826,678.98	5.53000%	14,826,678.98	5.53000%	8	05/28/20	05/06/20	06/03/20
15	30315525	0.00	5.53000%	0.00	5.53000%	8	02/16/21	12/06/20	03/16/21
20	30315528	12,560,000.00	5.50500%	12,560,000.00	5.50500%	10	05/05/20	04/06/20	05/08/20
20	30315528	0.00	5.50500%	0.00	5.50500%	8	12/23/20	06/05/20	01/11/21
26A4	30315532	5,000,000.00	5.01000%	5,000,000.00	5.01000%	8	06/01/20	06/05/20	06/08/20
26A5	30315533	5,000,000.00	5.01000%	5,000,000.00	5.01000%	8	06/01/20	06/05/20	06/08/20
31	30315536	6,613,947.97	5.44000%	6,613,947.97	5.44000%	8	06/24/20	05/01/20	07/03/20
Totals		60,703,343.84		60,703,343.84
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A1	0.00	0.00	7,534.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A3	0.00	0.00	4,305.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8A1	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8A2	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8A3	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	2,798.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	2,152.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	3,500.00	0.00	0.00	2,160.14	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	30,791.67	0.00	0.00	2,160.14	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		32,951.81

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Supplemental Notes
None

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